Other Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Summary of Detailed Information About Intangible Assets

(in millions €)	Goodwill
Acquisition costs
As of January 1, 2024	362.5
Currency differences	18.1
As of December 31, 2024	380.6
Additions from business combinations	10.6
Currency differences	(22.8)
As of December 31, 2025	368.4

(in millions €)	Goodwill
Cumulative impairment charges
As of January 1, 2024	—
Impairment	—
As of December 31, 2024	—
Impairment	0.5
As of December 31, 2025	0.5

(in millions €)	Goodwill
Carrying amount
As of December 31, 2024	380.6
As of December 31, 2025	367.9

(in millions €)	In-process R&D	Intellectual property rights, licenses, software and similar rights	Work in progress and advance payments	Total
Acquisition costs
As of January 1, 2024	443.5	455.1	22.4	921.0
Additions	97.1	6.2	11.9	115.2
Disposals	—	(2.9)	—	(2.9)
Reclassifications	—	11.6	(11.6)	—
Currency differences	—	11.1	—	11.1
As of December 31, 2024	540.6	481.1	22.7	1,044.4
Additions	565.1	6.6	2.1	573.8
Disposals	—	(0.1)	—	(0.1)
Reclassifications	(644.8)	648.8	(4.0)	—
Currency differences	(14.8)	(6.8)	(0.2)	(21.8)
Additions from business combinations	167.7	245.4	—	413.1
As of December 31, 2025	613.8	1,375.0	20.6	2,009.4

(in millions €)	In-process R&D	Intellectual property rights, licenses, software and similar rights	Work in progress and advance payments	Total
Cumulative amortization and impairment charges
As of January 1, 2024	—	116.9	—	116.9
Amortization	—	54.8	—	54.8
Impairment	55.1	28.2	—	83.3
Disposals	—	(2.8)	—	(2.8)
Currency differences	—	1.8	—	1.8
As of December 31, 2024	55.1	198.9	—	254.0
Amortization	—	67.1	—	67.1
Impairment	85.4	3.1	—	88.5
Disposals	—	—	—	—
Currency differences	—	(6.2)	—	(6.2)
As of December 31, 2025	140.5	262.9	—	403.4

(in millions €)	In-process R&D	Intellectual property rights, licenses, software and similar rights	Work in progress and advance payments	Total
Carrying amount
As of December 31, 2024	485.5	282.2	22.7	790.4
As of December 31, 2025	473.3	1,112.1	20.6	1,606.0

Summary of Goodwill Recognized

	CGU Immunotherapies		CGU External Product Sales of JPT		CGU External Business of InstaDeep		Total

(in millions €)	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
Goodwill	358.3	369.8	—	0.5	9.6	10.3	367.9	380.6
Intangible assets with indefinite useful life	474.3	486.5	—	—	—	—	474.3	486.5
Total	832.6	856.3	—	0.5	9.6	10.3	842.2	867.1